FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-        FAIR VALUE MEASURMENTS

The Company adopted the provision of ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") on January 1, 2008. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The changes in Level 3 liabilities are measured at fair value on a recurring basis:

Fair value of embedded derivatives

Balance at January 1, 2012	$5,707

Fair value of Exchange Option within the 2012 proceeds under the second research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	6,864

Fair value of Exchange Option within the 2013 proceeds under the second research and development arrangement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	(467)

Balance at June 30, 2013 (unaudited) *)	$11,153

*)
The amount on the balance sheets of the research and development funding arrangements and others includes also a mAb Participation Interest in the amount of $ 884 and $ 744 as of June 30, 2013 and December 31, 2012, respectively, and fair value of liability with respect to outstanding options to a non-employee in the amount of $0 and $ 264 as of June 30, 2013 and December 31, 2012, respectively.